LONG-TERM BORROWINGS DUE TO RELATED PARTY	12 Months Ended
Jun. 30, 2023
LONG-TERM BORROWINGS DUE TO RELATED PARTY
LONG-TERM BORROWINGS DUE TO RELATED PARTY

NOTE 15. LONG-TERM BORROWINGS DUE TO RELATED PARTY

Long-term borrowings due to related party consisted of the following:

	June 30,	June 30,	June 30,
	2022	2023	2023
Long-term borrowings due to related party:	RMB	RMB	US Dollars
Long-term borrowing from a founder, monthly payments of ¥126,135 inclusive of interest at 8.90%, ten years loan, due in November 2027.	¥6,510,606	¥—	$—
Less: current portion	(999,530)	—	—
Total long-term borrowings due to related party	¥5,511,076	¥—	$—

No long-term borrowings due to related parties were guaranteed or collateralized as of June 30, 2022 and 2023. The long-term loan was converted to a short-term loan due from related parties for lower interest rate during the year ended June 30, 2023 that is due on June 4, 2024.

Interest expense for long-term borrowings due to related party were ¥ 693,641, ¥617,611 and ¥472,593 ($65,174) for the years ended June 30, 2021, 2022 and 2023, respectively.